Related Parties Transactions and Balances (Details) - Schedule of Compensation to Key Management Personnel for Work Services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Compensation To Key Management Personnel For Work Services Abstract
Payroll, management fees, and other short-term benefits	$ 921	$ 833	$ 1,181
Share-based payments	238	270	303
Compensation paid to key management personnel	$ 1,159	$ 1,103	$ 1,484